Summary of significant accounting policies (Schedule of disclosure of disclosure of detailed information about estimated useful life or depreciation rate) (Details)	12 Months Ended
Oct. 31, 2019
Computers [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30%
Furniture and equipment [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30%